Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Expense

	2021 £m	2020 £m	2019 £m
Current tax
United Kingdom	(46)	(80)	(141)
Rest of world	(376)	(184)	(241)
Total current tax charge	(422)	(264)	(382)
Deferred tax	96	(11)	44
Tax expense	(326)	(275)	(338)

Weighted Average of Tax Rates Applicable to Accounting Profits and Losses
The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2021		2020		2019
	£m	%	£m	%	£m	%
Profit before tax	1,797		1,483		1,847
Tax at average applicable rates	(418)	23.3%	(331)	22.3%	(418)	22.6%
Tax effect of share of results of joint ventures	6	(0.3)%	3	(0.2)%	10	(0.5)%
Income not taxable and expenses not deductible	24	(1.4)%	18	(1.2)%	(3)	0.2%
Non-deductible costs of share based remuneration	(2)	0.1%	(2)	0.1%	(1)	0.1%
Non-deductible disposal-related gains and losses	1	(0.1)%	(2)	0.1%	4	(0.2)%
Deferred tax assets of the period not recognised	(8)	0.4%	(19)	1.3%	(15)	0.8%
Change in recognition and measurement of deferred tax	25	(1.4)%	14	(0.9)%	12	(0.6)%
Other adjustments in respect of prior periods	46	(2.5)%	44	(3.0)%	73	(4.0)%
Tax expense	(326)	18.1%	(275)	18.5%	(338)	18.3%

Tax Recognised in Other Comprehensive Income or Directly in Equity
The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2021 £m	2020 £m	2019 £m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(48)	39	23

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(1)	(4)	(8)

Net tax (charge)/credit recognised in other comprehensive income	(49)	35	15
Tax credit on share based remuneration recognised directly in equity	12	5	6

Summary of Current Tax Assets and Liabilities

	2021 £m	2020 £m
Current tax assets	10	44
Current tax liabilities	(192)	(149)
Total	(182)	(105)

Summary of Deferred tax Assets and Liabilities

	2021 £m	2020 £m
Deferred tax assets	210	270
Deferred tax liabilities	(591)	(665)
Total	(381)	(395)

Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities			Deferred tax assets
	Excess of tax allowances over amortisation of intangibles £m	Acquired intangible assets £m	Other temporary differences £m	Excess of amortisation of intangibles over tax allowances £m	Tax losses carried forward £m	Pension balances £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2020	(150)	(543)	(290)	179	75	96	279	(354)
Credit/(charge) to profit	51	10	1	(13)	20	–	(80)	(11)
Credit/(charge) to equity/other comprehensive income	–	–	–	–	–	29	(1)	28
Acquisitions	–	(97)	–	–	6	–	1	(90)
Exchange translation differences	1	18	6	8	(2)	–	1	32
Deferred tax (liability)/asset at 1 January 2021	(98)	(612)	(283)	174	99	125	200	(395)
Credit/(charge) to profit	47	6	86	(9)	4	(8)	(30)	96
(Charge)/credit to equity/other comprehensive income	–	–	–	–	–	(48)	7	(41)
Acquisitions	–	(33)	–	–	6	–	–	(27)
Exchange translation differences	–	(4)	1	(8)	(2)	(1)	–	(14)
Deferred tax (liability)/asset at 31 December 2021	(51)	(643)	(196)	157	107	68	177	(381)